Merger and Acquisition (Tables) (H.J. Heinz Holding Corporation [Member])	12 Months Ended
Dec. 28, 2014
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following is a summary of the final allocation of the purchase price of the 2013 Merger to the estimated fair values of assets acquired and liabilities assumed in the transaction:

(In millions)
Cash (including excess cash at Parent)	$3,224
Other current assets	3,735
Property, Plant and Equipment	2,686
Trademark and other intangibles	13,914
Other non-current assets	651
Trade and other payables	(2,742)
Long term debt	(3,022)
Deferred income taxes	(4,056)
Non-pension postretirement benefits and other noncurrent liabilities	(671)
Redeemable non controlling interest and non controlling interest	(258)
Net assets acquired (including excess cash at Parent)	13,461
Goodwill on acquisition	15,292
Total consideration	28,753
Debt repayment and associated costs	(3,977)
Excess cash at Parent	(1,154)
Other transaction related costs	(58)
Total consideration paid to predecessor shareholders	23,564
Cash and cash equivalents of Predecessor at June 7, 2013	(2,070)
Acquisitions of business, net of cash on hand	$21,494

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial data summarizes Heinz's results of operations as if the Transaction had occurred as of April 30, 2012. The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had the 2013 Merger been consummated on April 30, 2012.

	Eight Months Ended	Fiscal Year
	December 29, 2013	April 28, 2013
	(In millions)

Revenue	$7,352	$11,529
Income from continuing operations	$187	$324